RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payment on behalf of the related parties		¥ 588	¥ 100
Purchase of merchandise from related parties	¥ 367,342	109,620
Hangzhou Yuepeng Trading Co Ltd
Payment on behalf of the related parties			100
Xiao Shanglue
Payment on behalf of the related parties		588
Reimbursement for employee's business related expenses from related parties			¥ 2,478
Tianshi
Purchase of merchandise from related parties	25,295	39,776
Zhangtaihe
Purchase of merchandise from related parties	16,400	32,110
Weixin
Purchase of merchandise from related parties	79,309	36,958
Siwei
Purchase of merchandise from related parties	5,626	307
Zhaomu
Purchase of merchandise from related parties	103,269	¥ 469
Bixin
Purchase of merchandise from related parties	69,311
Zhengdao
Purchase of merchandise from related parties	31,418
Haomei
Purchase of merchandise from related parties	13,443
Misili
Purchase of merchandise from related parties	8,230
Yunnong
Purchase of merchandise from related parties	8,006
Langfei
Purchase of merchandise from related parties	3,507
Small Ye Group
Purchase of merchandise from related parties	3,097
Dianhua
Purchase of merchandise from related parties	420
Liumang Yike
Purchase of merchandise from related parties	¥ 11